Financial Income and Expense, Net - Schedule of Financial Income and Expense, Net (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Financial income:
Income on financial investments	R$ 177	R$ 130	R$ 328	[1]	R$ 209	[1]	R$ 356	[1]
Interest income	347	243	799		638		211
Discounts obtained	4	11	15		42		11
Exchange variation (foreign exchange profit)	205	725	2,096
Total	733	1,109	7,171		16,918		578
Financial Expenses:
Contingent consideration fair value adjustments	(29,621)	(26,380)	(40,535)		(16,294)		(32,365)
Interest on loans, financing and debentures	(3,543)	(6,549)
Other interest and expense	(3,133)	(2,522)	(6,579)		(3,388)		(1,747)
Exchange variation (foreign exchange losses)	(6,673)	(91)	(95)		(111)		(68)
Total	(42,970)	(35,542)	(62,281)		(33,648)		(43,057)
Financial income and expense, net	R$ (42,237)	R$ (34,433)	R$ (55,110)		R$ (16,730)		R$ (42,479)

[1]	The increase in the fair value adjustment of contingent consideration as of December 31, 2023, is due to the remeasurement of the contingent consideration, driven by higher revenue and interest recorded in 2023 compared to 2022.